Condensed Statements of Cash Flow - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
CASH FLOW FROM OPERATING ACTIVITIES:
Net Income (Loss)	$ (3,793,967)	$ (10,144,168)	$ (9,854,895)	$ 6,232,686
Adjustments to reconcile net income (loss) to net cash used by operating activities:
Depreciation of fixed assets	1,473	2,213	2,947	4,333
Amortization of licenses and intangible assets				1,339
Amortization of convertible debt discount	1,473,205	379,290	604,042	1,080,771
Amortization of prepaid expenses paid with stock			(2,500)
Amortization of debt issuance costs				13,917
Gain on sale of assets	(2,800)
Preferred stock issued for loan fees		603,861	162,456	527,325
Common stock issued for services	250,393
Common stock issued for wages	365,989
Preferred stock for services		357,403	1,003,814	334,880
Preferred stock for wages		64,982
Restricted stock units granted	169,650
Stock options for services	79,582	612,343
Warrants issued for services		1,069,353	1,270,499	80,635
(Gain) loss on derivative liability	(408,488)	3,108,889	2,244,353	(7,887,025)
(Gain) loss on settlement of debt	423,291	1,877,959	(3,108,342)	(3,562,067)
Loss on impaired assets			43,957
New derivatives recorded as loan fees			4,935,638
Penalties on notes payable				1,148,997
Changes in operating assets and liabilities:
Prepaid expenses	5,198	(4,240)	16,721	(4,501)
Accounts payable	22,226	36,964	102,954	151,607
Related party accounts payable	(4,675)	(11,725)
Payroll liabilities	(67,310)	144,503	200,602	252,240
Accrued interest	361,951	87,265	451,041	431,758
Net cash used by operating activities	(1,124,282)	1,645,825	(1,926,713)	(1,193,105)
CASH FLOWS FROM INVESTING ACTIVITIES
Sale of fixed assets	2,800
Net cash from investing activities	2,800
CASH FLOWS FROM FINANCING ACTIVITIES:
Payments made for loan fees	(101,631)
Principal payments on capital lease				(39,481)
Proceeds from related party notes			723,308
Proceeds from shareholder advances	137,000		132,533
Proceeds from exercise of warrants		250	250
Proceeds from sale of preferred stock			70,000
Payments on shareholder advances			(5,000)
Payments on convertible debt		(10,000)	(419,055)
Proceeds from convertible debt	1,080,334	1,476,558	1,273,534	1,666,415
Payments on short term debt				(255,000)
Net cash provided by financing activities	1,115,703	1,466,808	1,775,570	1,371,934
Net increase (decrease) in cash	(5,779)	(179,017)	(151,143)	178,829
Cash, beginning of period	27,889	179,032	179,032	203
CASH, END OF PERIOD	22,110	15	27,889	179,032
Supplemental disclosures of cash flow information:
Cash paid for interest			105,758	9,920
Cash paid for income taxes